UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2007

[LOGO OF USAA]
    USAA(R)

                       USAA TOTAL RETURN STRATEGY Fund(R)


                     1ST QUARTER Portfolio of Investments


                                 MARCH 31, 2007

                                                                      (Form N-Q)

                                            (C)2007, USAA.  All rights reserved.

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)



                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------


               LONG POSITIONS (100.1%)

               COMMON STOCKS (20.1%)(A)

               CONSUMER DISCRETIONARY (5.3%)
               -----------------------------
               ADVERTISING (0.2%)
        5,400  Omnicom Group, Inc.                                                         $          553
                                                                                          ---------------
               APPAREL RETAIL (0.4%)
       15,200  Ross Stores, Inc.                                                                      523
       20,400  TJX Companies, Inc.                                                                    550
                                                                                          ---------------
                                                                                                    1,073
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
       13,900  Thor Industries, Inc.                                                                  547
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.2%)
       24,900  DIRECTV Group, Inc.*                                                                   574
                                                                                          ---------------
               CASINOS & GAMING (0.3%)
       12,000  Boyd Gaming Corp.                                                                      572
        7,500  International Game Technology                                                          303
                                                                                          ---------------
                                                                                                      875
                                                                                          ---------------
               DEPARTMENT STORES (0.4%)
       11,000  Nordstrom, Inc.                                                                        582
       29,000  Saks, Inc.                                                                             605
                                                                                          ---------------
                                                                                                    1,187
                                                                                          ---------------
               GENERAL MERCHANDISE STORES (0.2%)
       19,400  Family Dollar Stores, Inc.                                                             575
                                                                                          ---------------
               HOME IMPROVEMENT RETAIL (0.2%)
        8,400  Sherwin-Williams Co.                                                                   555
                                                                                          ---------------
               HOMEBUILDING (0.5%)
       12,300  KB Home                                                                                525
       11,500  Standard Pacific Corp.                                                                 240
       12,300  Lennar Corp. "A"                                                                       519
                                                                                          ---------------
                                                                                                    1,284
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.2%)
       15,600  Choice Hotels, Inc.                                                                    553
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (0.4%)
       11,700  Snap-On, Inc.                                                                          563
        6,400  Whirlpool Corp.                                                                        543
                                                                                          ---------------
                                                                                                    1,106
                                                                                          ---------------
               LEISURE PRODUCTS (0.2%)
       15,900  Hasbro, Inc.                                                                           455
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PUBLISHING (0.2%)
        8,700  McGraw-Hill Companies, Inc.                                                 $          547
                                                                                          ---------------
               RESTAURANTS (1.0%)
       12,900  McDonald's Corp.                                                                       581
       18,200  Starbucks Corp.*                                                                       571
       17,500  Wendy's International, Inc.                                                            548
        9,700  Yum! Brands, Inc.                                                                      560
       17,600  Brinker International, Inc.                                                            575
                                                                                          ---------------
                                                                                                    2,835
                                                                                          ---------------
               SPECIALTY STORES (0.7%)
        4,500  Claire's Stores, Inc.                                                                  145
       10,200  Dick's Sporting Goods, Inc.*                                                           594
       16,800  Office Depot, Inc.*                                                                    590
        9,900  OfficeMax, Inc.                                                                        522
                                                                                          ---------------
                                                                                                    1,851
                                                                                          ---------------
               Total Consumer Discretionary                                                        14,570
                                                                                          ---------------

               CONSUMER STAPLES (0.7%)
               -----------------------
               FOOD RETAIL (0.3%)
       16,300  Safeway, Inc.                                                                          597
        6,300  Whole Foods Market, Inc.                                                               283
                                                                                          ---------------
                                                                                                      880
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.2%)
       14,800  McCormick & Co., Inc.                                                                  570
                                                                                          ---------------
               TOBACCO (0.2%)
        9,800  UST, Inc.                                                                              568
                                                                                          ---------------
               Total Consumer Staples                                                               2,018
                                                                                          ---------------

               ENERGY (1.9%)
               -------------
               INTEGRATED OIL & GAS (0.4%)
        7,900  Chevron Corp.                                                                          584
        5,900  Marathon Oil Corp.                                                                     583
                                                                                          ---------------
                                                                                                    1,167
                                                                                          ---------------
               OIL & GAS DRILLING (0.4%)
       25,200  Patterson-UTI Energy, Inc.                                                             566
       11,800  Unit Corp.*                                                                            597
                                                                                          ---------------
                                                                                                    1,163
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
       10,800  Tidewater, Inc.                                                                        633
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
        8,500  Devon Energy Corp.                                                                     588
       12,800  Plains Exploration & Production Co.*                                                   578
                                                                                          ---------------
                                                                                                    1,166
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.5%)
        6,200  Tesoro Corp.                                                                           623

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        9,200  Valero Energy Corp.                                                         $          593
                                                                                          ---------------
                                                                                                    1,216
                                                                                          ---------------
               Total Energy                                                                         5,345
                                                                                          ---------------

               FINANCIALS (1.5%)
               -----------------
               INVESTMENT BANKING & BROKERAGE (0.8%)
        3,800  Bear Stearns Companies, Inc.                                                           571
        2,800  Goldman Sachs Group, Inc.                                                              579
        7,700  Lehman Brothers Holdings, Inc.                                                         539
        7,500  Morgan Stanley                                                                         591
                                                                                          ---------------
                                                                                                    2,280
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
       16,700  W.R. Berkley Corp.                                                                     553
       13,700  CNA Financial Corp.*                                                                   591
                                                                                          ---------------
                                                                                                    1,144
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
        7,500  CB Richard Ellis Group, Inc. "A"*                                                      256
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.2%)
       16,400  IndyMac Bancorp, Inc.                                                                  526
                                                                                          ---------------
               Total Financials                                                                     4,206
                                                                                          ---------------

               HEALTH CARE (2.8%)
               ------------------
               BIOTECHNOLOGY (0.4%)
        8,700  Amgen, Inc.*                                                                           486
        8,500  Cephalon, Inc.*                                                                        605
                                                                                          ---------------
                                                                                                    1,091
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
       13,700  Dade Behring Holdings, Inc.                                                            601
       11,400  Edwards Lifesciences Corp.*                                                            578
       11,400  Kinetic Concepts, Inc.*                                                                577
                                                                                          ---------------
                                                                                                    1,756
                                                                                          ---------------
               HEALTH CARE SERVICES (0.4%)
        7,000  Laboratory Corp. of America Holdings*                                                  509
        8,800  Covance, Inc.*                                                                         522
                                                                                          ---------------
                                                                                                    1,031
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.2%)
        8,200  WebMD Health Corp. "A"*                                                                432
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
       18,900  Applera Corp. - Applied Biosystems Group                                               559
                                                                                          ---------------
               MANAGED HEALTH CARE (0.2%)
        6,200  WellCare Health Plans, Inc.*                                                           528
                                                                                          ---------------
               PHARMACEUTICALS (0.8%)
       19,700  Endo Pharmaceuticals Holdings, Inc.*                                                   579
       26,500  Mylan Laboratories, Inc.                                                               560
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       23,900  Schering-Plough Corp.                                                      $           610
       22,100  Watson Pharmaceuticals, Inc.*                                                          584
                                                                                          ---------------
                                                                                                    2,333
                                                                                          ---------------
               Total Health Care                                                                    7,730
                                                                                          ---------------

               INDUSTRIALS (3.0%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
        6,400  Boeing Co.                                                                             569
                                                                                          ---------------
               AIRLINES (0.6%)
       16,500  AMR Corp.*                                                                             503
       14,000  UAL Corp.*                                                                             534
       11,700  US Airways Group, Inc.*                                                                532
                                                                                          ---------------
                                                                                                    1,569
                                                                                          ---------------
               COMMERCIAL PRINTING (0.2%)
       15,500  R.R. Donnelley & Sons Co.                                                              567
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.2%)
       24,200  Quanta Services, Inc.*                                                                 610
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
       15,500  Agco Corp.*                                                                            573
        9,600  Manitowoc, Inc.                                                                        610
       11,200  Toro Co.                                                                               574
                                                                                          ---------------
                                                                                                    1,757
                                                                                          ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
       15,000  Robert Half International, Inc.                                                        555
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.1%)
        3,900  Teleflex, Inc.                                                                         266
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
       11,800  Dover Corp.                                                                            576
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
        8,700  Avery Dennison Corp.                                                                   559
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
       20,700  United Rentals, Inc.*                                                                  569
                                                                                          ---------------
               TRUCKING (0.2%)
       11,300  Ryder System, Inc.                                                                     558
                                                                                          ---------------
               Total Industrials                                                                    8,155
                                                                                          ---------------

               INFORMATION TECHNOLOGY (2.7%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
       28,200  Cadence Design Systems, Inc.*                                                          594
                                                                                          ---------------
               COMPUTER HARDWARE (0.2%)
       14,300  Hewlett-Packard Co.                                                                    574
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.4%)
       15,100  Network Appliance, Inc.*                                                               551
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       29,300  Western Digital Corp.*                                                     $           493
                                                                                          ---------------
                                                                                                    1,044
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
       11,000  Computer Sciences Corp.*                                                               573
       22,200  Convergys Corp.*                                                                       564
        1,900  VeriFone Holdings, Inc.*                                                                70
                                                                                          ---------------
                                                                                                    1,207
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.4%)
       26,300  Acxiom Corp.                                                                           563
       66,100  Unisys Corp.*                                                                          557
                                                                                          ---------------
                                                                                                    1,120
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.3%)
       10,900  MEMC Electronic Materials, Inc.*                                                       660
                                                                                          ---------------
               SEMICONDUCTORS (0.8%)
       26,600  Altera Corp.*                                                                          532
       19,700  NVIDIA Corp.*                                                                          567
       32,800  Fairchild Semiconductor International, Inc.*                                           548
       22,700  National Semiconductor Corp.                                                           548
                                                                                          ---------------
                                                                                                    2,195
                                                                                          ---------------
               Total Information Technology                                                         7,394
                                                                                          ---------------

               MATERIALS (1.4%)
               ----------------
               COMMODITY CHEMICALS (0.4%)
       18,300  Lyondell Chemical Co.                                                                  548
       18,500  Celanese Corp.                                                                         571
                                                                                          ---------------
                                                                                                    1,119
                                                                                          ---------------
               DIVERSIFIED CHEMICALS (0.4%)
        2,100  Cabot Corp.                                                                            100
        7,600  FMC Corp.                                                                              573
       29,200  Huntsman Corp.                                                                         558
                                                                                          ---------------
                                                                                                    1,231
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.2%)
       13,200  Titanium Metals Corp.*                                                                 473
                                                                                          ---------------
               PAPER PACKAGING (0.2%)
       15,000  Sonoco Products Co.                                                                    564
                                                                                          ---------------
               STEEL (0.2%)
        8,800  Nucor Corp.                                                                            573
                                                                                          ---------------
               Total Materials                                                                      3,960
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
       39,100  Citizens Communications Co.                                                            584
       15,400  Verizon Communications, Inc.                                                           584
                                                                                          ---------------
                                                                                                    1,168
                                                                                          ---------------
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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       10,100  Telephone & Data Systems, Inc.                                             $           602
        3,100  United States Cellular Corp.*                                                          228
                                                                                          ---------------
                                                                                                      830
                                                                                          ---------------
               Total Telecommunication Services                                                     1,998
                                                                                          ---------------

               UTILITIES (0.1%)
               ----------------
               MULTI-UTILITIES (0.1%)
        7,000  Keyspan Corp.                                                                          288
                                                                                          ---------------
               Total Common Stocks (cost: $55,343)                                                 55,664
                                                                                          ---------------

               EXCHANGE-TRADED FUNDS (79.7%)
        1,552  SPDR Trust Series 1(cost:  $220,356)                                               220,354
                                                                                          ---------------

               MONEY MARKET FUNDS (0.3%)
          850  SSgA Prime Money Market Fund, 5.17%(b) (cost:  $850)                                   850
                                                                                          ---------------


               TOTAL LONG POSITIONS (COST: $276,549)                                    $         276,868
                                                                                          ---------------


               SHORT POSITIONS (20.0%)

               COMMON STOCKS (20.0%)

               CONSUMER DISCRETIONARY (3.7%)
               -----------------------------
               ADVERTISING (0.2%)
       45,100  Interpublic Group of Companies,  Inc.*                                                 555
                                                                                          ---------------
               AUTOMOTIVE RETAIL (0.6%)
       21,400  CarMax, Inc.*                                                                          525
       14,200  Advance Auto Parts, Inc.                                                               547
       17,300  O'Reilly Automotive, Inc.*                                                             573
                                                                                          ---------------
                                                                                                    1,645
                                                                                          ---------------
               CASINOS & GAMING (0.9%)
        6,500  Las Vegas Sands Corp.*                                                                 563
        8,400  MGM Mirage*                                                                            584
        5,900  Wynn Resorts Ltd.                                                                      560
       17,800  Scientific Games Corp. "A"*                                                            584
                                                                                          ---------------
                                                                                                    2,291
                                                                                          ---------------
               CONSUMER ELECTRONICS (0.2%)
        5,700  Harman International Industries, Inc.                                                  548
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.2%)
       14,100  Bed Bath & Beyond, Inc.*                                                               566
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.4%)
       16,900  Hilton Hotels Corp.                                                                    608

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
        8,900  Starwood Hotels and Resorts, Inc.                                          $           577
                                                                                          ---------------
                                                                                                    1,185
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
        7,000  Fortune Brands, Inc.                                                                   552
                                                                                          ---------------
               LEISURE PRODUCTS (0.1%)
       10,900  Brunswick Corp.                                                                        347
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.2%)
       13,700  Viacom, Inc. "B"*                                                                      563
                                                                                          ---------------
               PUBLISHING (0.2%)
       16,300  Dow Jones & Co., Inc.                                                                  562
                                                                                          ---------------
               SPECIALTY STORES (0.2%)
       12,900  Tiffany & Co.                                                                          587
                                                                                          ---------------
               TIRES & RUBBER (0.3%)
       22,800  Goodyear Tire & Rubber Co.*                                                            711
                                                                                          ---------------
               Total Consumer Discretionary                                                        10,112
                                                                                          ---------------

               CONSUMER STAPLES (0.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
       16,300  Archer-Daniels-Midland Co.                                                             598
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (0.1%)
        4,700  Church & Dwight Co., Inc.                                                              237
                                                                                          ---------------
               HYPERMARKETS & SUPER CENTERS (0.1%)
        7,100  BJ's Wholesale Club, Inc.*                                                             240
                                                                                          ---------------
               PACKAGED FOODS & MEAT (0.3%)
       14,300  Sara Lee Corp.                                                                         242
       30,800  Tyson Foods, Inc. "A"                                                                  598
                                                                                          ---------------
                                                                                                      840
                                                                                          ---------------
               SOFT DRINKS (0.2%)
       16,000  Hansen Natural Corp.*                                                                  606
                                                                                          ---------------
               Total Consumer Staples                                                               2,521
                                                                                          ---------------

               ENERGY (1.8%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (1.4%)
       21,000  BJ Services Co.                                                                        586
        9,900  Cameron International Corp.*                                                           622
       14,400  Oceaneering International, Inc.*                                                       607
       13,700  Smith International, Inc.                                                              658
       25,300  TETRA Technologies, Inc.*                                                              625
        1,600  Baker Hughes, Inc.                                                                     106
        8,200  FMC Technologies, Inc.*                                                                572
                                                                                          ---------------
                                                                                                    3,776
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
       14,800  Southwestern Energy Co.*                                                               606

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       11,700  Pogo Producing Co.                                                         $           563
                                                                                          ---------------
                                                                                                    1,169
                                                                                          ---------------
               Total Energy                                                                         4,945
                                                                                          ---------------

               FINANCIALS (0.9%)
               -----------------
               INSURANCE BROKERS (0.4%)
       14,900  Aon Corp.                                                                              566
       20,000  Brown & Brown, Inc.                                                                    541
                                                                                          ---------------
                                                                                                    1,107
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       25,000  Charles Schwab Corp.                                                                   457
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.2%)
       10,100  Hanover Insurance Group, Inc.                                                          466
          700  Mercury General Corp.                                                                   37
                                                                                          ---------------
                                                                                                      503
                                                                                          ---------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
        3,700  Jones Lang LaSalle, Inc.                                                               386
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.0%)
        3,200  New York Community Bancorp, Inc.                                                        56
                                                                                          ---------------
               Total Financials                                                                     2,509
                                                                                          ---------------

               HEALTH CARE (2.9%)
               ------------------
               BIOTECHNOLOGY (0.7%)
       10,500  Celgene Corp.*                                                                         551
       17,600  MedImmune, Inc.*                                                                       640
       52,000  Millennium Pharmaceuticals, Inc.*                                                      591
                                                                                          ---------------
                                                                                                    1,782
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.1%)
        5,300  Henry Schein, Inc.*                                                                    292
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.9%)
        9,200  Advanced Medical Optics, Inc.*                                                         342
        5,100  Intuitive Surgical, Inc.*                                                              620
        8,600  St. Jude Medical, Inc.*                                                                324
       12,200  Varian Medical Systems, Inc.*                                                          582
        9,600  Hillenbrand Industries, Inc.                                                           570
        2,000  Medtronic, Inc.                                                                         98
                                                                                          ---------------
                                                                                                    2,536
                                                                                          ---------------
               HEALTH CARE SERVICES (0.4%)
        7,400  Express Scripts, Inc.*                                                                 597
        8,300  MedcoHealth Solutions, Inc.*                                                           602
                                                                                          ---------------
                                                                                                    1,199
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
        7,900  Millipore Corp.*                                                                       572
        8,900  Charles River Laboratories International, Inc.*                                        412
                                                                                          ---------------
                                                                                                      984
                                                                                          ---------------

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               MANAGED HEALTH CARE (0.2%)
       10,500  Health Net, Inc.*                                                          $           565
                                                                                          ---------------
               PHARMACEUTICALS (0.2%)
       10,000  Abraxis Bioscience, Inc.*                                                              267
        7,500  Eli Lilly and Co.                                                                      403
                                                                                          ---------------
                                                                                                      670
                                                                                          ---------------
               Total Health Care                                                                    8,028
                                                                                          ---------------

               INDUSTRIALS (3.7%)
               ------------------
               AEROSPACE & DEFENSE (0.4%)
        6,500  Alliant Techsystems Inc.*                                                              571
       11,400  Goodrich Corp.                                                                         587
                                                                                          ---------------
                                                                                                    1,158
                                                                                          ---------------
               AIRLINES (0.2%)
       37,300  Southwest Airlines Co.                                                                 548
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (0.5%)
        6,700  Fluor Corp.                                                                            601
       19,000  Shaw Group, Inc.*                                                                      594
                                                                                          ---------------
                                                                                                    1,195
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
       11,100  Oshkosh Truck Corp.                                                                    588
                                                                                          ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
        9,500  Brinks Co.                                                                             603
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
       11,600  Hubbell, Inc.                                                                          559
        9,100  Rockwell Automation, Inc.                                                              545
                                                                                          ---------------
                                                                                                    1,104
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       25,700  Covanta Holding Corp.*                                                                 570
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (0.2%)
       12,800  Carlisle Companies, Inc.                                                               550
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.2%)
        9,200  Kennametal, Inc.                                                                       622
                                                                                          ---------------
               MARINE (0.2%)
       11,300  Alexander & Baldwin, Inc.                                                              570
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (0.2%)
       11,800  Pitney Bowes, Inc.                                                                     536
                                                                                          ---------------
               RAILROADS (0.2%)
       16,000  Kansas City Southern*                                                                  569
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       15,900  Fastenal Co.                                                                           557

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                       of INVESTMENTS
                       (continued)

USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       11,800  MSC Industrial Direct Co., Inc. "A"                                        $           551
                                                                                          ---------------
                                                                                                    1,108
                                                                                          ---------------
               TRUCKING (0.2%)
       12,600  Landstar System, Inc.                                                                  578
                                                                                          ---------------
               Total Industrials                                                                   10,299
                                                                                          ---------------

               INFORMATION TECHNOLOGY (4.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.5%)
       14,300  Adobe Systems, Inc.*                                                                   596
       17,400  Citrix Systems, Inc.*                                                                  558
        6,000  Fair Isaac Corp.                                                                       232
        2,900  Navteq Corp.*                                                                          100
                                                                                          ---------------
                                                                                                    1,486
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (0.9%)
       34,200  ADC Telecommunications, Inc.*                                                          572
       22,000  CIENA Corp.*                                                                           615
       11,400  Harris Corp.                                                                           581
       36,900  JDS Uniphase Corp.*                                                                    562
                                                                                          ---------------
                                                                                                    2,330
                                                                                          ---------------
               COMPUTER HARDWARE (0.2%)
        6,600  Apple, Inc.*                                                                           613
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (0.2%)
       14,000  SanDisk Corp.*                                                                         613
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
       11,600  Automatic Data Processing, Inc.                                                        561
       12,200  Fidelity National Information Services, Inc.                                           555
       22,700  First Data Corp.                                                                       611
       20,200  Iron Mountain, Inc.*                                                                   528
       10,900  Moneygram International, Inc.                                                          302
                                                                                          ---------------
                                                                                                    2,557
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.0%)
        2,000  Tektronix, Inc.                                                                         56
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.4%)
       21,000  Jabil Circuit, Inc.                                                                    450
       20,300  Trimble Navigation Ltd.*                                                               545
                                                                                          ---------------
                                                                                                      995
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.2%)
        6,200  Cognizant Technology Solutions Corp. "A"*                                              547
                                                                                          ---------------
               OFFICE ELECTRONICS (0.2%)
       15,000  Zebra Technologies Corp.*                                                              579
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.2%)
       10,700  KLA-Tencor Corp.                                                                       571
                                                                                          ---------------
               SEMICONDUCTORS (0.6%)
      101,400  Atmel Corp.*                                                                           510

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                       of INVESTMENTS
                       (continued)

USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
       16,500  Broadcom Corp. "A"*                                                        $           529
       18,100  Texas Instruments, Inc.                                                                545
                                                                                          ---------------
                                                                                                    1,584
                                                                                          ---------------
               SYSTEMS SOFTWARE (0.2%)
       80,000  Novell, Inc.*                                                                          578
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
        5,900  CDW Corp.                                                                              362
                                                                                          ---------------
               Total Information Technology                                                        12,871
                                                                                          ---------------

               MATERIALS (1.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
        8,900  Ashland, Inc.                                                                          584
                                                                                          ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
       12,600  Mosaic Co.*                                                                            336
                                                                                          ---------------
               FOREST PRODUCTS (0.2%)
       28,600  Louisiana-Pacific Corp.                                                                574
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.1%)
       12,800  Crown Holdings, Inc.*                                                                  313
                                                                                          ---------------
               SPECIALTY CHEMICALS (0.2%)
        9,500  Cytec Industries, Inc.                                                                 534
                                                                                          ---------------
               STEEL (0.4%)
       12,900  Reliance Steel & Aluminum Co.                                                          624
        8,700  Commercial Metals Co.                                                                  273
                                                                                          ---------------
                                                                                                      897
                                                                                          ---------------
               Total Materials                                                                      3,238
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.2%)
       85,500  Level 3 Communications, Inc.*                                                          522
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        4,500  ALLTEL Corp.                                                                           279
                                                                                          ---------------
               Total Telecommunication Services                                                       801
                                                                                          ---------------
               Total Common Stocks (proceeds: $54,334)                                             55,324
                                                                                          ---------------


               TOTAL SHORT POSITIONS
                (PROCEEDS: $54,334)                                                     $          55,324
                                                                                          ---------------

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USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the

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                  (continued)

USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)


close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of March 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2007, were $1,877,000 and $2,548,000, respectively, resulting in net unrealized depreciation of $671,000 (of this amount long positions were $319,000 net unrealized appreciation and short positions were $990,000 net unrealized depreciation).

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $276,458,000 at March 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

D. SHORT POSITIONS - The Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. Short positions are collateralized by cash proceeds from the short sales and by designated long positions. Short sales involve the risk that the Fund will incur a loss by subsequently buying the security at a higher price than the price at which the Fund previously sold the security short. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount recorded as a liability. The Fund is subject to risk of loss if the broker executing the short sale were to fail to perform its obligation under the contractual terms. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security sold short. In addition, because the Fund's loss on a short sale stems from increases in the value of the security

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                  (continued)

USAA TOTAL RETURN STRATEGY FUND
MARCH 31, 2007 (UNAUDITED)


sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

The Fund may not always be able to close out a short position at a particular time or at an acceptable price. The lender of securities sold short may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to cover their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or increase or cause a loss, as a result of the short sale.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
SPDR Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).


SPECIFIC NOTES
(a) Securities are pledged with a broker as collateral for short positions borrowed.
(b) Rate represents the money market fund annualized seven-day yield at March 31, 2007.
* Non-income-producing security for the 12 months preceding March 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 24, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    MAY 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.